Stock-Based Compensation - Continuity Schedule of All Options Outstanding (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total intrinsic value of options exercised	$ 86	$ 85